Revenue from Sale of Goods	12 Months Ended
Jul. 31, 2021
Revenue [abstract]
Revenue from Sale of Goods

34. Revenue from Sale of Goods

The Company disaggregated its revenues from the sale of goods between sales of cannabis beverages ("Cannabis beverage sales") and dried flower, vapes, and other cannabis products ("Cannabis sales excluding beverages"). The Company's cannabis beverage sales are derived from the Cannabis Infused Beverage ("CIB") line, which was established in order to manufacture, produce and sell cannabis beverage products. CIB operates under the Company's cannabis licensing and in compliance with Health Canada and the Cannabis Act's regulations. The Company has assessed the beverage revenue stream to be realized by the Company and presented on a gross basis as defined under IFRS 15. The Company will continue to operate CIB until Truss has obtained its independent licensing to cultivate and manufacture cannabis, at which point the operations will shift to Truss.

For the year ended		July 31, 2021			July 31, 2020
Revenue stream	Cannabis sales excluding beverages	Cannabis beverage sales[1]	Total	Cannabis sales excluding beverages	Cannabis beverage sales	Total
	$	$	$	$	$	$
Retail	143,098	15,821	158,919	101,713	2,851	104,564
Medical	1,769	-	1,769	3,299	-	3,299
Wholesale	2,458	-	2,458	995	-	995
International	9,935	-	9,935	1,291	-	1,291
Total revenue from sale of goods	157,260	15,821	173,081	107,298	2,851	110,149

[1] See Note 38 Subsequent Event - Truss Beverage Received Manufacturing Cannabis Licensing.

During the year ended July 31, 2021 the Company incurred $3,736 (July 31, 2020 - $6,942) of net sales provisions and price concessions.